Stockholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 16, 1999	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 11, 2014
Class of Stock [Line Items]
Liquidation value of outstanding preferred stock		$ 3,649,000
Preferred stock voting right		Series AA preferred stock is entitled to one vote per share.
Class B common stock voting rights		Holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters.
Treasury stock retired shares			17,270,930
Authorized amount of Stock repurchase		$ 0	$ 0
Treasury Stock [Member]
Class of Stock [Line Items]
Treasury stock retired shares			17,270,930
Treasury stock retired value			$ (896,818,000)
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Treasury stock retired value			$ 896,801,000
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,720	5,720	5,720	5,720
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	15.95
Amount entitled	$ 638
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Common Class A [Member]
Class of Stock [Line Items]
Authorized amount of Stock repurchase					$ 250,000,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Treasury stock retired value			$ 17,000